State Street Multi-Asset Real Return ETF Expense Example - State Street Multi-Asset Real Return ETF - State Street Multi-Asset Real Return ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628